11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 8) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	$ 5,499	$ 6,549
Provisions, current	871	1,179
Provisions for contingencies
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	4,674	5,121
Provisions, current	658	190
Asset retirement obligation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	770	1,355
Provisions, current	65	224
Environmental remediation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	13	22
Provisions, current	147	188
Onerous contract (Ship or pay)
DisclosureOfProvisionsLineItems [Line Items]
Provisions, current	0	576
Other provisions
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	42	51
Provisions, current	$ 1	$ 1